other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Items that may subsequently be reclassified to income
Total, net	$ (112)	$ (3)	$ (112)	$ (14)
Cumulative foreign currency translation adjustment, accumulated balance, beginning of period	191	229	150	169
Cumulative foreign currency translation adjustment, amount arising	62	(78)	103	(18)
Cumulative foreign currency translation adjustment, income taxes			0
Cumulative foreign currency translation adjustment, net	62	(78)	103	(18)
Cumulative foreign currency translation adjustment, accumulated balance, end of period	253	151	253	151
Item never reclassified to income
Change in measurement of investment financial assets, accumulated balance, beginning of period	59	62	64	58
Unrealized gains (losses), amount arising	(3)	1	(3)	3
Realized gains (losses), amount arising	1	3	(5)	6
Realized gains (losses), income taxes		1	(1)	2
Gains (losses) from change in measurement of investment financial assets, amount arising	(2)	4	(8)	9
Gains (losses) from change in measurement of investment financial assets, income taxes		1	(1)	2
Gains (losses) from change in measurement of investment financial assets, net	(2)	3	(7)	7
Change in measurement of investment financial assets, accumulated balance, end of period	57	65	57	65
Accumulated other comprehensive income (loss), beginning of period	40	19	4	(34)
Accumulated other comprehensive income (loss), amount arising	(87)	(57)	(52)	2
Accumulated other comprehensive income (loss), income taxes	(35)	21	(36)	27
Accumulated other comprehensive income (loss), net	(52)	(78)	(16)	(25)
Accumulated other comprehensive income (loss), end of period	(12)	(59)	(12)	(59)
Employee defined benefit plan re-measurements, amount arising	(1)	36	16	35
Employee defined benefit plan re-measurements, income taxes		9	4	9
Employee defined benefit plan re-measurements, net	(1)	27	12	26
Other comprehensive income, amount arising	(88)	(21)	(36)	37
Other comprehensive income, income taxes	(35)	30	(32)	36
Total	(53)	(51)	(4)	1
Derivative assets
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(210)	(272)	(210)	(261)
Unrealized gains (losses) arising, amount arising	75	(308)	250	(306)
Realized (gains) losses reclassified to net income, amount arising	(222)	325	(397)	317
Total, amount arising	(147)	17	(147)	11
Total, income taxes	(35)	20	(35)	25
Total, net	(112)	(3)	(112)	(14)
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(322)	(275)	(322)	(275)
Derivative assets | Currency risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(194)	(256)	(214)	(260)
Unrealized gains (losses) arising, amount arising	67	(343)	268	(323)
Unrealized gains (losses) arising, income taxes	(4)	(41)	29	(30)
Realized (gains) losses reclassified to net income, amount arising	(220)	326	(394)	320
Realized (gains) losses reclassified to net income, income taxes	(33)	52	(59)	51
Total, amount arising	(153)	(17)	(126)	(3)
Total, income taxes	(37)	11	(30)	21
Total, net	(116)	(28)	(96)	(24)
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(310)	(284)	(310)	(284)
Derivative assets | Other market risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(16)	(16)	4	(1)
Unrealized gains (losses) arising, amount arising	8	35	(18)	17
Unrealized gains (losses) arising, income taxes	3	9	(4)	5
Realized (gains) losses reclassified to net income, amount arising	(2)	(1)	(3)	(3)
Realized (gains) losses reclassified to net income, income taxes	(1)		(1)	(1)
Total, amount arising	6	34	(21)	14
Total, income taxes	2	9	(5)	4
Total, net	4	25	(16)	10
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(12)	9	(12)	9
Common Shares
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period	40	(61)	4	(105)
Accumulated other comprehensive income (loss), end of period	$ (12)	(85)	(12)	(85)
Total			$ (4)	46
Non-controlling interests
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period		80		71
Accumulated other comprehensive income (loss), end of period		$ 26		26
Total				$ (45)